Earn-Out Liability - Additional Information (Detail) - ADG [Member] - Earn-out liability [Member] $ in Millions	1 Months Ended	9 Months Ended
	May 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Business combination contingent consideration liability			$ 9.4	$ 14.8
Change in amount of contingent consideration liability		$ 5.5
Payment of contingent consideration liability	$ 4.7
Level 3 [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business combination contingent consideration liability					$ 14.7
Level 3 [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability measurement input (%)					7